UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

The schedules are not audited.

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.1%
12,841	iShares Russell 1000 Value Index Fund	$1,475,944	2.0
54,073	Schwab U.S. TIPs ETF	3,002,674	4.1
12,670	SPDR Trust Series 1	2,986,826	4.0

	Total Exchange-Traded Funds
	(Cost $6,983,270)	7,465,444	10.1

MUTUAL FUNDS: 89.7%
	Affiliated Investment Companies: 87.7%
137,775	Voya Emerging Markets Index Portfolio - Class I	1,474,195	2.0
447,449	Voya Floating Rate Fund - Class I	4,443,167	6.0
380,871	Voya Global Bond Fund - Class R6	3,686,828	5.0
546,532	Voya High Yield Bond Fund - Class R6	4,426,907	6.0
1,330,999	Voya Intermediate Bond Fund - Class R6	13,309,992	18.0
556,854	Voya International Index Portfolio - Class I	5,284,541	7.1
157,217	Voya Large Cap Growth Portfolio - Class I	2,980,840	4.0
348,718	Voya Large Cap Value Portfolio - Class I	4,386,870	5.9
82,598	@ Voya MidCap Opportunities Portfolio - Class I	1,108,459	1.5
94,673	Voya Multi-Manager Mid Cap Value Fund - Class I	1,088,739	1.5
210,023	Voya RussellTM Mid Cap Index Portfolio - Class I	3,318,366	4.5
675,383	Voya Short Term Bond Fund - Class R6	6,645,767	9.0
64,839	Voya Small Company Portfolio - Class I	1,480,276	2.0
484,010	Voya U.S. Bond Index Portfolio - Class I	5,106,310	6.9
321,431	Voya U.S. Stock Index Portfolio - Class I	4,696,110	6.3
60,819	VY® Clarion Global Real Estate Portfolio - Class I	721,310	1.0
20,186	VY® Clarion Real Estate Portfolio - Class I	745,055	1.0
		64,903,732	87.7

	Unaffiliated Investment Companies: 2.0%
295,718	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,472,678	2.0

	Total Mutual Funds
	(Cost $60,228,048)	66,376,410	89.7

	Total Investments in Securities (Cost $67,211,318)	$73,841,854	99.8
	Assets in Excess of Other Liabilities	150,058	0.2
	Net Assets	$73,991,912	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $68,863,693.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,941,786
Gross Unrealized Depreciation	(1,963,625)

Net Unrealized Appreciation	$4,978,161

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,465,444	$–	$–	$7,465,444
Mutual Funds	66,376,410	–	–	66,376,410
Total Investments, at fair value	$73,841,854	$–	$–	$73,841,854
Other Financial Instruments+
Futures	8,615	–	–	8,615
Total Assets	$73,850,469	$–	$–	$73,850,469
Liabilities Table
Other Financial Instruments+
Futures	$(15,974)	$–	$–	$(15,974)
Total Liabilities	$(15,974)	$–	$–	$(15,974)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,470,799	$32,853	$(183,984)	$154,527	$1,474,195	$-	$17,548	$-
Voya Floating Rate Fund - Class I	4,463,488	240,712	(248,368)	(12,665)	4,443,167	45,938	(896)	-
Voya Global Bond Fund - Class R6	3,658,036	151,266	(211,945)	89,471	3,686,828	-	(5,718)	-
Voya High Yield Bond Fund - Class R6	4,494,621	157,324	(254,586)	29,548	4,426,907	58,768	3,481	-
Voya Intermediate Bond Fund - Class R6	13,262,892	737,931	(745,716)	54,885	13,309,992	111,001	(3,301)	-
Voya International Index Portfolio - Class I	5,243,153	114,984	(440,733)	367,137	5,284,541	-	28,766	-
Voya Large Cap Growth Portfolio - Class I	2,927,236	65,705	(205,892)	193,791	2,980,840	-	75,680	-
Voya Large Cap Value Portfolio - Class I	4,475,843	131,410	(344,827)	124,444	4,386,870	-	89,873	-
Voya MidCap Opportunities Portfolio - Class I	1,095,214	24,639	(97,982)	86,588	1,108,459	-	8,107	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,119,466	24,639	(102,250)	46,884	1,088,739	-	(6,580)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,325,594	103,918	(281,281)	170,135	3,318,366	-	(2,779)	-
Voya Short Term Bond Fund - Class R6	6,620,618	389,987	(377,464)	12,626	6,645,767	29,956	(6,256)	-
Voya Small Company Portfolio - Class I	1,493,849	62,853	(116,554)	40,128	1,480,276	-	7,832	-
Voya U.S. Bond Index Portfolio - Class I	5,058,685	493,012	(465,700)	20,313	5,106,310	28,879	(12,002)	-
Voya U.S. Stock Index Portfolio - Class I	4,745,714	212,201	(527,558)	265,753	4,696,110	-	13,037	-
VY® Clarion Global Real Estate Portfolio - Class I	750,908	16,426	(54,555)	8,531	721,310	-	558	-
VY® Clarion Real Estate Portfolio - Class I	756,506	46,426	(63,087)	5,210	745,055	-	840	-
	$64,962,622	$3,006,286	$(4,722,482)	$1,657,306	$64,903,732	$274,542	$208,190	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Strategic Allocation Conservative Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	20	06/16/17	$730,974	$8,615
Mini MSCI Emerging Markets Index	15	06/16/17	721,050	(9,170)
			$1,452,024	$(555)
Short Contracts
S&P 500 E-Mini	(13)	06/16/17	(1,533,480)	(6,804)
			$(1,533,480)	$(6,804)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$8,615
Total Asset Derivatives		$8,615

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$15,974
Total Liability Derivatives		$15,974

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.7%
8,862	iShares Barclays 20+ Year Treasury Bond Fund	$1,069,732	0.7
24,503	iShares Russell 1000 Value Index Fund	2,816,375	2.0
24,177	SPDR Trust Series 1	5,699,486	4.0

	Total Exchange-Traded Funds
	(Cost $8,824,152)	9,585,593	6.7

MUTUAL FUNDS: 93.1%
	Affiliated Investment Companies: 91.6%
542,803	Voya Emerging Markets Index Portfolio - Class I	5,807,988	4.1
429,834	Voya Floating Rate Fund - Class I	4,268,256	3.0
292,701	Voya Global Bond Fund - Class R6	2,833,348	2.0
350,041	Voya High Yield Bond Fund - Class R6	2,835,333	2.0
164,530	Voya Index Plus LargeCap Portfolio - Class I	4,254,756	3.0
1,029,960	Voya Intermediate Bond Fund - Class R6	10,299,599	7.2
1,835,871	Voya International Index Portfolio - Class I	17,422,418	12.2
981,822	Voya Large Cap Growth Portfolio - Class I	18,615,339	13.1
1,346,025	Voya Large Cap Value Portfolio - Class I	16,932,989	11.9
370,382	@ Voya MidCap Opportunities Portfolio - Class I	4,970,521	3.5
538,505	Voya Multi-Manager International Equity Fund - Class I	5,799,697	4.1
424,628	Voya Multi-Manager Mid Cap Value Fund - Class I	4,883,217	3.4
622,167	Voya RussellTM Mid Cap Index Portfolio - Class I	9,830,240	6.9
184,439	Voya Small Company Portfolio - Class I	4,210,736	2.9
267,432	Voya U.S. Bond Index Portfolio - Class I	2,821,405	2.0
815,807	Voya U.S. Stock Index Portfolio - Class I	11,918,945	8.4
116,904	VY® Clarion Global Real Estate Portfolio - Class I	1,386,483	1.0
37,202	VY® Clarion Real Estate Portfolio - Class I	1,373,115	0.9
		130,464,385	91.6

	Unaffiliated Investment Companies: 1.5%
423,188	@ Credit Suisse Commodity Return Strategy Fund - Class I	$2,107,477	1.5

	Total Mutual Funds
	(Cost $106,310,197)	132,571,862	93.1

	Total Investments in Securities (Cost $115,134,349)	$142,157,455	99.8
	Assets in Excess of Other Liabilities	319,233	0.2
	Net Assets	$142,476,688	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $118,000,432.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$27,536,773
Gross Unrealized Depreciation	(3,379,750)

Net Unrealized Appreciation	$24,157,023

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,585,593	$–	$–	$9,585,593
Mutual Funds	132,571,862	–	–	132,571,862
Total Investments, at fair value	$142,157,455	$–	$–	$142,157,455
Other Financial Instruments+
Futures	16,798	–	–	16,798
Total Assets	$142,174,253	$–	$–	$142,174,253
Liabilities Table
Other Financial Instruments+
Futures	$(30,289)	$–	$–	$(30,289)
Total Liabilities	$(30,289)	$–	$–	$(30,289)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,494,301	$98,164	$(418,757)	$634,280	$5,807,988	$-	$10,978	$-
Voya Floating Rate Fund - Class I	4,169,109	276,425	(168,525)	(8,753)	4,268,256	43,156	(3,962)	-
Voya Global Bond Fund - Class R6	2,734,341	146,709	(112,907)	65,205	2,833,348	-	(3,199)	-
Voya High Yield Bond Fund - Class R6	2,810,004	114,511	(109,173)	19,991	2,835,333	36,933	535	-
Voya Index Plus LargeCap Portfolio - Class I	4,165,208	36,123	(208,554)	261,979	4,254,756	-	22,204	-
Voya Intermediate Bond Fund - Class R6	9,981,501	678,136	(406,679)	46,641	10,299,599	83,902	(8,987)	-
Voya International Index Portfolio - Class I	16,867,172	144,493	(777,833)	1,188,586	17,422,418	-	91,136	-
Voya Large Cap Growth Portfolio - Class I	17,779,606	156,534	(798,917)	1,478,116	18,615,339	-	161,032	-
Voya Large Cap Value Portfolio - Class I	16,941,261	168,575	(782,135)	605,288	16,932,989	-	203,630	-
Voya MidCap Opportunities Portfolio - Class I	4,776,163	42,144	(241,536)	393,750	4,970,521	-	19,610	-
Voya Multi-Manager International Equity Fund - Class I	5,566,934	102,461	(245,067)	375,369	5,799,697	-	1,823	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,878,985	42,144	(227,965)	190,053	4,883,217	-	(15,256)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	9,699,320	84,288	(405,533)	452,165	9,830,240	-	34,147	-
Voya Small Company Portfolio - Class I	4,220,065	66,123	(148,376)	72,924	4,210,736	-	61,333	-
Voya U.S. Bond Index Portfolio - Class I	2,730,623	237,327	(155,230)	8,685	2,821,405	15,587	(4,381)	-
Voya U.S. Stock Index Portfolio - Class I	11,792,413	203,915	(756,380)	678,997	11,918,945	-	11,579	-
VY® Clarion Global Real Estate Portfolio - Class I	1,403,357	21,583	(54,882)	16,425	1,386,483	-	(28)	-
VY® Clarion Real Estate Portfolio - Class I	1,413,838	12,041	(61,208)	8,444	1,373,115	-	622	-
	$127,424,201	$2,631,696	$(6,079,657)	$6,488,145	$130,464,385	$179,578	$582,816	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	39	06/16/17	$1,425,398	$16,798
Mini MSCI Emerging Markets Index	29	06/16/17	1,394,030	(17,728)
			$2,819,428	$(930)
Short Contracts
S&P 500 E-Mini	(24)	06/16/17	(2,831,040)	(12,561)
			$(2,831,040)	$(12,561)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$16,798
Total Asset Derivatives		$16,798

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$30,289
Total Liability Derivatives		$30,289

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.2%
8,913	iShares Barclays 20+ Year Treasury Bond Fund	$1,075,888	0.8
43,125	iShares Russell 1000 Value Index Fund	4,956,788	3.4
24,316	SPDR Trust Series 1	5,732,254	4.0

	Total Exchange-Traded Funds
	(Cost $10,734,750)	11,764,930	8.2

MUTUAL FUNDS: 91.6%
	Affiliated Investment Companies: 90.1%
274,877	Voya Emerging Markets Index Portfolio - Class I	2,941,183	2.0
727,374	Voya Floating Rate Fund - Class I	7,222,823	5.0
297,221	Voya Global Bond Fund - Class R6	2,877,095	2.0
710,866	Voya High Yield Bond Fund - Class R6	5,758,018	4.0
167,046	Voya Index Plus LargeCap Portfolio - Class I	4,319,798	3.0
2,019,565	Voya Intermediate Bond Fund - Class R6	20,195,646	14.0
928,090	Voya International Index Portfolio - Class I	8,807,569	6.1
803,243	Voya Large Cap Growth Portfolio - Class I	15,229,492	10.5
1,140,132	Voya Large Cap Value Portfolio - Class I	14,342,863	9.9
322,320	@ Voya MidCap Opportunities Portfolio - Class I	4,325,535	3.0
408,468	Voya Multi-Manager International Equity Fund - Class I	4,399,200	3.0
373,330	Voya Multi-Manager Mid Cap Value Fund - Class I	4,293,294	3.0
270,741	Voya RussellTM Mid Cap Index Portfolio - Class I	4,277,705	3.0
475,798	Voya Short Term Bond Fund - Class R6	4,681,856	3.2
125,870	Voya Small Company Portfolio - Class I	2,873,609	2.0
681,746	Voya U.S. Bond Index Portfolio - Class I	7,192,423	5.0
931,637	Voya U.S. Stock Index Portfolio - Class I	13,611,210	9.4
118,724	VY® Clarion Global Real Estate Portfolio - Class I	1,408,065	1.0
37,782	VY® Clarion Real Estate Portfolio - Class I	1,394,546	1.0
		130,151,930	90.1

	Unaffiliated Investment Companies: 1.5%
425,604	@ Credit Suisse Commodity Return Strategy Fund - Class I	$2,119,508	1.5

	Total Mutual Funds
	(Cost $112,791,381)	132,271,438	91.6

	Total Investments in Securities (Cost $123,526,131)	$144,036,368	99.8
	Assets in Excess of Other Liabilities	320,851	0.2
	Net Assets	$144,357,219	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $126,412,376.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$21,087,721
Gross Unrealized Depreciation	(3,463,729)

Net Unrealized Appreciation	$17,623,992

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,764,930	$–	$–	$11,764,930
Mutual Funds	132,271,438	–	–	132,271,438
Total Investments, at fair value	$144,036,368	$–	$–	$144,036,368
Other Financial Instruments+
Futures	16,798	–	–	16,798
Total Assets	$144,053,166	$–	$–	$144,053,166
Liabilities Table
Other Financial Instruments+
Futures	$(30,900)	$–	$–	$(30,900)
Total Liabilities	$(30,900)	$–	$–	$(30,900)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,759,692	$44,778	$(183,630)	$320,343	$2,941,183	$-	$4,864	$-
Voya Floating Rate Fund - Class I	6,976,395	446,905	(183,248)	(17,229)	7,222,823	72,751	(4,254)	-
Voya Global Bond Fund - Class R6	2,745,392	140,267	(73,716)	65,152	2,877,095	-	(2,118)	-
Voya High Yield Bond Fund - Class R6	5,642,414	217,319	(143,471)	41,756	5,758,018	74,710	(276)	-
Voya Index Plus LargeCap Portfolio - Class I	4,181,807	67,167	(198,166)	268,990	4,319,798	-	18,150	-
Voya Intermediate Bond Fund - Class R6	19,352,362	1,269,290	(511,803)	85,797	20,195,646	164,118	(10,619)	-
Voya International Index Portfolio - Class I	8,467,094	134,334	(416,211)	622,352	8,807,569	-	23,400	-
Voya Large Cap Growth Portfolio - Class I	14,417,775	265,777	(749,481)	1,295,421	15,229,492	-	43,761	-
Voya Large Cap Value Portfolio - Class I	14,163,840	302,253	(705,769)	582,539	14,342,863	-	95,143	-
Voya MidCap Opportunities Portfolio - Class I	4,110,333	67,167	(195,617)	343,652	4,325,535	-	14,286	-
Voya Multi-Manager International Equity Fund - Class I	4,191,897	67,167	(143,818)	283,954	4,399,200	-	1,945	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,198,878	110,167	(179,291)	163,540	4,293,294	-	(11,921)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	4,173,594	67,167	(175,702)	212,646	4,277,705	-	(2,168)	-
Voya Short Term Bond Fund - Class R6	4,484,981	308,932	(116,996)	4,939	4,681,856	20,541	(649)	-
Voya Small Company Portfolio - Class I	2,824,582	87,778	(94,924)	56,173	2,873,609	-	34,834	-
Voya U.S. Bond Index Portfolio - Class I	6,872,267	514,023	(211,432)	17,565	7,192,423	39,682	(5,589)	-
Voya U.S. Stock Index Portfolio - Class I	13,263,569	335,836	(766,517)	778,322	13,611,210	-	6,471	-
VY® Clarion Global Real Estate Portfolio - Class I	1,408,909	22,389	(39,897)	16,664	1,408,065	-	83	-
VY® Clarion Real Estate Portfolio - Class I	1,419,381	22,389	(55,859)	8,635	1,394,546	-	666	-
	$125,655,162	$4,491,105	$(5,145,548)	$5,151,211	$130,151,930	$371,802	$206,009	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	39	06/16/17	$1,425,398	$16,798
Mini MSCI Emerging Markets Index	30	06/16/17	1,442,100	(18,339)
			$2,867,498	$(1,541)
Short Contracts
S&P 500 E-Mini	(24)	06/16/17	(2,831,040)	(12,561)
			$(2,831,040)	$(12,561)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$16,798
Total Asset Derivatives		$16,798

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$30,900
Total Liability Derivatives		$30,900

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 26, 2017